Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020	Jun. 30, 2021 USD ($)	Jun. 30, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Cash in excess (in Dollars)					$ 250,000	$ 250,000
Allowance of doubtful accounts (in Dollars)	$ 487		$ 487		0	0
Inventory reserve for obsolescence (in Dollars)			331		58,000	248,000
Warranty expense (in Dollars)					1,205,000	$ 368,000
Initial fair value measurement (in Dollars)					108,280,000
Net costs incurred in connection with the business combination (in Dollars)					29,915,000
Cash in excess (in Dollars)	250		250		250
Restricted cash (in Dollars)	150		150		150
Escrow deposit (in Dollars)	$ 507		$ 507		$ 507
Number Of Operating Segment	1		1
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers			2		1	2
Concentration risk percentage					82.00%	64.00%
Concentration of credit risk, percentage					82.00%
Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	3	1	3	1	1	2
Concentration risk percentage					68.00%	65.00%
Concentration of credit risk, percentage	57.00%	52.00%	49.00%	55.00%
Development Technology [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives					4 years
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrant term			1 year		1 year
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrant term			3 years		3 years
One Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage			34.00%
Two Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage			29.00%